COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Aggregate Minimum Lease Commitments
Aggregate minimum rental payments under non-cancelable operating leases as of December 31, 2018 and for each succeeding fiscal year indicated below are (in the aggregate) as follows:

2019	$4,661
2020	2,877
2021	1,109
2022	474
2023 and there after	1,047

$10,168